Note 19 - Restructuring Charges, Net (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended			12 Months Ended			26 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Dec. 31, 2013
Note 19 - Restructuring Charges, Net (Details) [Line Items]
Restructuring Reserve				$ 1,070	$ 3,600
Restructuring Charges	143	2,557	1,217	143	1,781	1,592	3,917
Operating Leases, Future Minimum Payments Due				4,478
Toronto Office Lease [Member]
Note 19 - Restructuring Charges, Net (Details) [Line Items]
Operating Leases, Future Minimum Payments Due				200
Contract Termination [Member]
Note 19 - Restructuring Charges, Net (Details) [Line Items]
Restructuring Charges					$ 800	$ 400